Share Capital and Reserves (Details) - Schedule of fair value of stock options - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital and Reserves (Details) - Schedule of fair value of stock options [Line Items]
Risk-free interest rate			1.59%
Expected life of options	5 years		5 years
Expected dividend yield (in Dollars)
Volatility			95.80%
Bottom of Range [Member]
Share Capital and Reserves (Details) - Schedule of fair value of stock options [Line Items]
Risk-free interest rate	0.04%	0.26%
Expected life of options		2 years
Volatility	102.00%	79.44%
Top of Range [Member]
Share Capital and Reserves (Details) - Schedule of fair value of stock options [Line Items]
Risk-free interest rate	0.47%	0.37%
Expected life of options		5 years
Volatility	128.00%	87.79%